Financial Instruments and Financial Risk Management - Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ (341)	$ 323
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	15	17
Swap contract | Lead (pounds in millions)
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	3	4
Settlement receivables and payables (Note 9)
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(371)	442
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	27	(28)
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(8)	(8)
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(2)	(7)
Variable consideration
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ (5)	$ (97)